General And Administrative - (Table )	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
General and Administrative Expense [Abstract]
Schedule Of General And Administrative Expense [Table Text Block]
The general and administrative expenses are comprised of the following items:

	Three Months Ended March 31,
	2022	2021
Employees’ compensation	$540,465	$149,267
Outsourced service (i)	219,874	54,712
Other expenses	27,582	85,843
Travel & entertainment	20,845	1,000
Depreciation/amortization	—	35,414
Short-term leasing arrangements (ii)	—	1,707

Total	$808,766	$327,943

(i)	Out of $219,874, 2022 Outsourced Service, $128,060 was charged from related parties under SSA contract (refer to footnote 4).
(ii)
As a result of the change in the
carve-out
methodology from management approach to legal entity approach, certain expenses carved-out
from ERJ or EAH are no longer presented in these unaudited condensed consolidated financial statements. As of March 31, 2022, Eve does not have recognized lease agreements. Refer to Note 3 and Note 13 for further information.

The general and administrative expenses are comprised of the following items:

	Year Ended December 31,
	2021	2020	2019
Employees’ compensation	$1,346,317	$783,023	$1,155,199
Other expenses	523,089	76,488	110,346
Outsourced service	504,108	287,584	235,024
Depreciation/amortization	107,138	14,058	23,004
Travel & entertainment	19,646	33,362	146,890
Short-term leasing arrangements	9,561	39,361	69,352

Total	$2,509,859	$1,233,876	$1,739,815